Employee benefits (Tables)	3 Months Ended
Mar. 31, 2021
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at March 31, 2021 is as follows:

€m
Balance as of January 1, 2021	276.2
Service cost	2.3
Net interest expense	0.4
Actuarial gains on pension scheme valuations	(24.2)
Benefits paid	(1.4)
Foreign exchange differences on translation	(1.3)
Balance as of March 31, 2021	252.0